Share-Based Payment (Details) - Schedule of RSUs and Changes in RSUs - Number of RSUs [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment (Details) - Schedule of RSUs and Changes in RSUs [Line Items]
Outstanding at beginning of year	14,705	49,561	104,519
Granted
End of restriction period	(12,444)	(31,608)	(52,538)
Forfeited	(386)	(3,248)	(2,420)
Outstanding at end of year	1,875	14,705	49,561
The weighted average remaining contractual life for the restricted share units	3 months	11 months 15 days	3 years 4 months 24 days